Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

PYXIS TANKERS INC. (“Pyxis”) is a corporation incorporated in the Republic of the Marshall Islands on March 23, 2015. Pyxis currently owns 100% ownership interest in the following five vessel-owning companies:

●	SECONDONE CORPORATION LTD, established under the laws of the Republic of Malta (“Secondone”);

●	THIRDONE CORPORATION LTD, established under the laws of the Republic of Malta (“Thirdone”);

●	FOURTHONE CORPORATION LTD, established under the laws of the Republic of Malta (“Fourthone”);

●	SEVENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Seventhone”); and

●	EIGHTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Eighthone,” and collectively with Secondone, Thirdone, Fourthone, Sixthone and Seventhone, the “Vessel-owning companies”).

We also currently own 100% ownership interest in the following non-vessel owning company:

●	SIXTHONE CORP., established under the laws of the Republic of the Marshal Islands (“Sixthone”);

All of the Vessel-owning companies are engaged in the marine transportation of liquid cargoes through the ownership and operation of tanker vessels, as listed below:

Vessel-owning Company	Incorporation date	Vessel	DWT	Year built	Acquisition date
Secondone	05/23/2007	Northsea Alpha	8,615	2010	05/28/2010
Thirdone	05/23/2007	Northsea Beta	8,647	2010	05/25/2010
Fourthone	05/30/2007	Pyxis Malou	50,667	2009	02/16/2009
Sixthone	01/15/2010	Pyxis Delta*	46,616	2006	03/04/2010
Seventhone	05/31/2011	Pyxis Theta	51,795	2013	09/16/2013
Eighthone	02/08/2013	Pyxis Epsilon	50,295	2015	01/14/2015

* Pyxis Delta, which was owned by Sixthone Corp. (“Sixthone”), was sold to an unaffiliated third party on January 13, 2020

Secondone, Thirdone and Fourthone were initially established under the laws of the Republic of the Marshall Islands, under the names SECONDONE CORP., THIRDONE CORP. and FOURTHONE CORP., respectively. In March and April 2018, these vessel-owning companies completed their re-domiciliation under the jurisdiction of the Republic of Malta and were renamed as mentioned above. For further information, please refer to Note 7.

The accompanying unaudited interim consolidated financial statements include the accounts of Pyxis and its subsidiaries (collectively the “Company”) as discussed above as of December 31, 2019 and June 30, 2020 and for the six–month periods ended June 30, 2019 and 2020.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete annual financial statements. In the opinion of the management of the Company, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of financial position, operating results and cash flows have been included in the accompanying unaudited interim consolidated financial statements. Interim results are not necessarily indicative of results that may be expected for the year ending December 31, 2020. These interim consolidated financial statements should be read in conjunction with the consolidated financial statements and footnotes for the year ended December 31, 2019, included in the Company’s Annual Report on Form 20-F filed with the SEC on March 31, 2020 (the “2019 Annual Report”).

PYXIS MARITIME CORP. (“Maritime”), a corporation established under the laws of the Republic of the Marshall Islands, which is beneficially owned by Mr. Valentios (“Eddie”) Valentis, the Company’s Chairman, Chief Executive Officer and Class I Director, provides certain ship management services to the Vessel-owning companies, as discussed in Note 3.

With effect from the delivery of each vessel, the crewing and technical management of the vessels were contracted to INTERNATIONAL TANKER MANAGEMENT LTD. (“ITM”) with permission from Maritime. ITM is an unrelated third party technical manager, represented by its branch based in Dubai, UAE. Each ship-management agreement with ITM is in force until it is terminated by either party. The ship-management agreements can be cancelled either by the Company or ITM for any reason at any time upon three months’ advance notice.

As of June 30, 2020, Mr. Valentis beneficially owned approximately 80.7% of the Company’s common stock.